Other Current Assets	12 Months Ended
Dec. 31, 2020
Other Current Assets [abstract]
Other Current Assets

8.   Other Current Assets

	December 31,	December 31,
	2020	2019
Prepaid expenses	$2,622	$2,942
Investments in equity securities (note 11)	1,059	-
Assets held for sale	659	1,069
Income tax recoverable	-	2,553
Other current assets	$4,340	$6,564

Investments in equity securities are classified as fair value through other comprehensive income, and any changes in the fair value of the investments  are recorded in Other Comprehensive Income.

During the year ended December 31, 2020, the Company wrote-down $410 (December 31, 2019 - $nil) on assets held for sale.